Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment (losses) /reversals of impairment losses recognized in income for the year
Properties, plant and equipment	$ (10,791)	$ (10,759)
Intangible assets other than goodwill	(10)	10
Other expenses, by nature
Total expenses by nature	(3,515,503)	(3,492,311)	$ (4,661,601)
Other expenses by function	(96,302)	(104,698)	(93,400)
Other Expenses By Function
Impairment (losses) /reversals of impairment losses recognized in income for the year
Properties, plant and equipment	(10,791)	(10,759)	(47,059)
Intangible assets other than goodwill	0	0	0
Impairment of materials, spare parts, and supplies	0	3,625	0
Goodwill	0	0	(9)
Subtotal	(10,791)	(7,134)	(47,068)
Other expenses, by nature
Legal expenses	(14,591)	(47,887)	17,127
VAT and other unrecoverable taxes	(2,637)	(1,779)	(2,683)
Fines paid	(494)	(326)	(542)
Investment plan expenses	(19,507)	(11,546)	(13,255)
Exploration expenses	0	0	0
Contributions and donations	(30,720)	(35,250)	(38,756)
Other personnel reorganization expenses	(9,119)	0	0
Depreciation Metals Department	(217)	0	0
Other operating expenses	(8,226)	(776)	(8,223)
Total expenses by nature	$ (85,511)	$ (97,564)	$ (46,332)